Financial Instruments and Risk Management (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments and Risk Management [Line Items]
Foreign currency exchanges financial assets	₪ 12,468
Foreign currency exchanges financial liabilities	6,336
Promissory note net	6,336	₪ 7,139
Working capital	9,757
Financial liabilities	₪ 6,336
Top of Range [Member]
Financial Instruments and Risk Management [Line Items]
Payment of royalties percentage	3.00%